SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payroll and related expenses	$ 867	$ 510	$ 410
Subcontractor and outsourced work	3,362	2,477
Legal fees	20	99
Pilot expenses and other	212	136	8
Research and development expense	$ 4,462	$ 3,222	$ 418